FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - Derivative financial instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Collateral granted	$ 1,157,880	$ 2,326,977
Collateral received	$ (378,767)	$ (795,628)